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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

6550 Directors Parkway
Abilene, TX 79606

(Address of principal executive offices) (Zip code)

CITCO Mutual Fund Services, Inc.
83 General Warren Blvd., Suite 200
Malvern, PA 19355

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-263-5593

Date of fiscal year end: 08/31/2006

Date of reporting period: 11/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments
November 30, 2006 (Unaudited)
Monteagle Fixed Income Fund

Amount		Value
	CORPORATE BONDS - 25.94%
	Abbott Laboratories
500,000	5.40%, 09/15/2008	$503,099
	Alcoa, Inc.
500,000	5.375%, 01/15/2013	506,392
	American Express Co.
300,000	6.00%, 04/15/2011	311,425
	Anheuser-Busch Cos.
500,000	4.75%, 06/17/2009	498,685
	Bank of America Corp.
500,000	4.875%, 01/15/2013	496,295
	BankAmerica Corp.
250,000	5.875%, 02/15/2009	254,913
	Bottling Group LLC
500,000	4.625%, 11/15/2012 (a)	489,787
	CIT Group, Inc.
500,000	4.75%, 12/15/2010	494,222
	Coca-Cola Co.
500,000	5.75%, 03/15/2011	516,668
	ConocoPhillips AU Funding Co.
250,000	5.50%, 04/15/2013	255,732
	Emerson Electric Co.
250,000	5.125%, 12/01/2016	249,375
	First Data Corp.
500,000	4.85%, 10/01/2014	488,781
	Goldman Sachs Group, Inc.
500,000	5.25%, 10/15/2013	501,716
	International Business Machines Corp.
1,000,000	5.375%, 02/01/2009	1,008,443
	Nabisco, Inc.
1,000,000	7.05%, 07/15/2007	1,010,634
	SBC Communications, Inc.
200,000	5.625%, 06/15/2016	202,645
	SunTrust Bank
500,000	6.375%, 04/01/2011	524,635
	UnitedHealth Group, Inc.
250,000	5.00%, 08/15/2014	246,390
	Wells Fargo & Co.
500,000	5.25%, 12/01/2007	500,077
	TOTAL CORPORATE BONDS (Cost $9,231,010)	9,059,914

	MUNICIPAL BONDS - 10.31%
	Colorado - 2.91%
	Denver Colorado City & County School District
25,000	6.76%, 12/15/2007	25,357
975,000	6.76%, 12/15/2007	988,650
		1,014,007
	Georgia - 3.10%
	Atlanta & Fulton County Recreation Authority
300,000	6.625%, 12/01/2011	310,596
	La Grange Georgia Development Authority Revenue
750,000	6.10%, 02/01/2010	773,175
		1,083,771
	New Jersey - 1.44%
	New Jersey Sports & Exposition Authority
500,000	7.375%, 03/01/2007	502,435
	Texas - 2.86%
	Texas Technological University Revenues
1,000,000	5.32%, 08/15/2007	999,780
	TOTAL MUNICIPAL BONDS (Cost $3,557,658)	3,599,993

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 61.58%
	FFCB - 11.04%
300,000	4.30%, 11/18/2009	295,035
300,000	4.50%, 10/24/2007	298,552
500,000	4.70%, 05/25/2010	494,487
300,000	4.95%, 11/12/2013	304,127
400,000	5.00%, 12/12/2012	395,069
250,000	5.125%, 08/14/2013	255,863
500,000	5.27%, 01/18/2008 (a)	500,406
250,000	5.375%, 07/17/2009	254,003
250,000	5.375%, 07/18/2011	256,866
300,000	5.40%, 10/06/2015	299,015
250,000	6.00%, 06/19/2013	252,208
250,000	6.23%, 12/21/2018	250,280
		3,855,911
	FHLB - 13.61%
300,000	4.625%, 08/25/2008	298,023
300,000	4.85%, 09/27/2010	296,559
500,000	5.00%, 08/09/2010 (a)	494,135
250,000	5.00%, 01/26/2009	249,056
250,000	5.125%, 06/18/2008	251,317
300,000	5.17%, 09/22/2014	296,000
500,000	5.25%, 06/18/2014	516,634
300,000	5.375%, 02/15/2007	300,085
500,000	5.50%, 08/28/2013	503,981
250,000	5.75%, 05/15/2012	262,871
250,000	5.98%, 09/15/2016	252,228
500,000	6.00%, 06/18/2013	505,236
500,000	6.795%, 06/30/2009	526,063
		4,752,188
	FHLMC - 14.01%
300,000	4.50%, 02/15/2008	298,246
250,000	5.00%, 11/01/2010	248,337
418,591	Series 2840 CL-VC, 5.00%, 08/15/2015	416,655
347,378	Series 3058-WV, 5.50%, 10/15/2035	346,975
500,000	5.625%, 03/15/2011	517,779
500,000	Series MTN, 5.85%, 04/11/2013	502,921
300,000	Series MTN, 6.00%, 11/20/2015	300,293
500,000	6.00%, 08/18/2016	508,922
1,000,000	6.05%, 08/15/2014	1,010,950
304,289	Series 15-L, 7.00%, 07/25/2023	315,248
400,000	7.00%, 03/15/2010	427,956
		4,894,282
	FNMA - 18.05%
1,100,000	Pool 386008, 4.52%, 04/01/2013	1,078,859
500,000	5.00%, 03/02/2015	498,344
250,000	Series 1, 5.00%, 08/02/2012	248,231
200,000	5.00%, 12/13/2007	199,750
500,000	5.00%, 08/02/2012	507,228
500,000	5.125%, 07/20/2012	495,946
250,000	5.25%, 03/24/2015	248,787
100,000	6.00%, 05/28/2014	100,023
250,000	6.00%, 08/29/2016	251,698
300,000	6.00%, 09/01/2015	300,311
230,566	Pool 754289, 6.00%, 11/01/2033	233,649
500,000	6.07%, 05/12/2016	505,424
500,000	6.25%, 03/16/2016	500,114
583,486	Pool 545759, 6.50%, 07/01/2032	598,379
500,000	7.25%, 01/15/2010	536,327
		6,303,070
	GNMA - 4.87%
433,824	Pool 648337, 5.00%, 10/15/2020	431,897
1,000,000	Series 2003-81-PB, 6.00%, 03/20/2029	1,022,658
238,281	Pool 476998, 6.50%, 07/15/2029	246,030
		1,700,585
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $21,538,216)	21,506,036

	SHORT TERM INVESTMENTS - 2.81%
981,927	Merrimac US Government Series Fund, 4.69% (a)	981,927
	TOTAL SHORT TERM INVESTMENTS (Cost $981,927)	981,927
	Total Investments (Cost $35,308,811) - 100.64%	35,147,870
	Liabilities in Excess of Other Assets, Net (0.64)%	(224,545)
	TOTAL NET ASSETS - 100.00%	$34,923,325

Footnotes

The following information for the Funds is presented on an income tax basis as of November 30,2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Monteagle Fixed Income Fund	35,308,811	156,542	(317,483)	(160,941)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.
Percentages are stated as a percent of net assets.
(a) Variable rate securities, the coupon rate shown is the effective interest rate as of November 30, 2006.

Schedule of Investments
November 30, 2006 (Unaudited)
Monteagle Large-Cap Growth Fund

Shares		Value
	COMMON STOCKS - 99.92%
	Aerospace & Defense - 7.13%
12,700	Lockheed Martin Corp.	$1,148,715
16,000	United Technologies Corp.	1,032,480
		2,181,195
	Apparel - 4.14%
29,300	Coach, Inc. (a)	1,266,053
	Biotechnology - 7.70%
15,000	Amgen, Inc. (a)	1,065,000
19,600	Gilead Sciences, Inc. (a)	1,292,032
		2,357,032
	Computer Software & Services - 2.80%
45,000	Oracle Corp. (a)	856,350
	Computers - 8.48%
14,600	Apple Computer, Inc. (a)	1,338,528
15,400	Cognizant Technology Solutions Corp. (a)	1,256,024
		2,594,552
	Entertainment & Leisure - 4.22%
17,500	Harley Davidson, Inc.	1,290,975
	Financial Services - 24.09%
17,400	American Express Co.	1,021,728
3,400	BlackRock, Inc.	487,458
2,500	Chicago Mercantile Exchange Holdings, Inc.	1,339,000
12,200	Franklin Resources, Inc.	1,302,228
15,700	Lehman Brothers Holdings, Inc.	1,156,619
17,300	Moody's Corp.	1,202,004
11,300	Morgan Stanley	860,608
		7,369,645
	Healthcare - Products - 3.61%
21,200	Medtronic, Inc.	1,105,156
	Internet Software & Services - 3.80%
2,400	Google, Inc. (a)	1,163,808
	Miscellaneous Manufacturing - 3.19%
27,700	General Electric Co.	977,256
	MultiMedia - 3.64%
54,000	News Corp.	1,112,400
	Oil & Gas - 4.18%
30,200	Smith International, Inc.	1,279,272
	Pharmaceuticals - 2.50%
13,200	Astrazeneca PLC ADR	764,148
	Real Estate - 4.48%
41,600	CB Richard Ellis Group, Inc. (a)	1,369,888
	Retail - 9.91%
35,200	Lowe's Cos., Inc.	1,061,632
31,400	Starbucks Corp. (a)	1,108,106
21,300	Walgreen Co.	862,437
		3,032,175
	Telecommunications - 6.05%
13,400	America Movil SA de CV ADR	595,898
46,700	Cisco Systems, Inc. (a)	1,255,296
		1,851,194

	TOTAL COMMON STOCKS (Cost $24,825,817)	30,571,099

	SHORT TERM INVESTMENTS - 0.12%
38,738	Merrimac US Government Series Fund, 4.69% (b)	38,738
	TOTAL SHORT TERM INVESTMENTS (Cost $38,738)	38,738
	Total Investments (Cost $24,864,555) - 100.04%	30,609,837
	Liabilities in Excess of Other Assets, Net (0.04)%	(13,534)
	TOTAL NET ASSETS - 100.00%	$30,596,303

Footnotes

The following information for the Funds is presented on an income tax basis as of November 30,2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Monteagle Large-Cap Growth Fund	24,865,601	6,121,194	(376,958)	5,744,236

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.
Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)	Non-income producing security
(b)	Variable rate securities, the coupon rate shown is the effective interest rate as of November 30, 2006.

Schedule of Investments
November 30, 2006 (Unaudited)
Monteagle Quality Growth Fund

Shares		Value
	COMMON STOCKS - 99.02%
	Aerospace & Defense - 1.68%
4,175	United Technologies Corp.	$269,413
	Banks - 1.50%
4,450	Bank of America Corp.	239,632
	Biotechnology - 3.34%
2,700	Genentech, Inc. (a)	220,725
2,425	Genzyme Corp. (a)	156,170
2,402	Gilead Sciences, Inc. (a)	158,340
		535,235
	Chemicals - 1.65%
5,500	Monsanto Co.	264,385
	Coal - 1.65%
5,725	Peabody Energy Corp.	263,407
	Commercial Services - 1.54%
6,725	Waste Management, Inc.	246,202
	Computer Software & Services - 5.70%
20,300	Microsoft Corp.	595,399
16,700	Oracle Corp. (a)	317,801
		913,200
	Computers - 5.12%
3,300	Apple Computer, Inc. (a)	302,544
3,425	Cognizant Technology Solutions Corp. (a)	279,343
6,075	Network Appliance, Inc. (a)	238,201
		820,088
	Cosmetics & Toiletries - 1.24%
3,175	Procter & Gamble Co.	199,358
	Diversified Financial Services - 1.23%
2,000	Intercontinental Exchange, Inc. (a)	196,500
	Financial Services - 4.29%
4,325	American Express Co.	253,964
3,125	Citigroup, Inc.	154,969
2,600	Franklin Resources, Inc.	277,524
		686,457
	Food & Beverages - 3.45%
3,675	PepsiCo, Inc.	227,740
4,600	Sysco Corp.	164,910
3,275	Whole Foods Market, Inc.	159,820
		552,470
	Healthcare - Products - 3.46%
3,350	C.R. Bard, Inc.	275,671
7,450	St. Jude Medical, Inc. (a)	277,662
		553,333
	Healthcare - Services - 1.00%
3,000	Davita, Inc. (a)	159,630
	Household Products - 1.49%
8,375	Newell Rubbermaid, Inc.	238,604
	Industrial Goods - 2.07%
4,800	Air Products & Chemicals, Inc.	331,872
	Insurance - 2.56%
5,825	American International Group, Inc.	409,614
	Internet Software & Services - 3.37%
5,225	eBay, Inc. (a) (c)	169,029
415	Google, Inc. (a)	201,242
6,300	Yahoo!, Inc. (a)	170,037
		540,308
	Metal Fabricate & Hardware - 2.04%
4,325	Precision Castparts Corp.	326,364
	Miscellaneous Manufacturing - 6.45%
4,400	Danaher Corp. (c)	321,728
15,645	General Electric Co.	551,956
4,200	Trinity Industries, Inc.	158,760
		1,032,444
	MultiMedia - 2.72%
13,200	The Walt Disney Co.	436,260
	Oil & Gas - 8.19%
4,625	Apache Corp.	323,426
6,000	Cameron International Corp. (a)	325,920
6,400	Ensco International, Inc.	331,904
7,775	Smith International, Inc.	329,349
		1,310,599
	Pharmaceuticals - 7.78%
6,600	Abbott Laboratories	307,956
2,825	Eli Lilly & Co.	151,392
16,900	Pfizer, Inc.	464,581
14,625	Schering-Plough Corp.	321,896
		1,245,825
	Retail - 8.08%
3,150	Bebe Stores, Inc.	62,717
2,825	Christopher & Banks Corp.	53,082
5,525	Circuit City Stores, Inc.	137,904
8,250	CVS Corp.	237,352
3,900	Gamestop Corp. (a) (c)	218,595
5,175	Lowe's Cos., Inc.	156,078
9,275	Wal-Mart Stores, Inc.	427,577
		1,293,305
	Semiconductors - 8.76%
11,700	Altera Corp. (a)	232,713
8,525	Applied Materials, Inc. (c)	153,279
13,200	Intel Corp. (c)	281,820
7,650	Microchip Technology, Inc.	260,942
11,200	Micron Technology, Inc. (a)	163,520
10,500	Texas Instruments, Inc.	310,275
		1,402,549
	Telecommunications - 6.62%
18,525	Cisco Systems, Inc. (a)	497,952
3,525	Harris Corp.	148,438
6,425	Qualcomm, Inc.	235,091
9,150	Sprint Nextel Corp.	178,516
		1,059,997
	Transportation - 2.04%
2,825	FedEx Corp.	326,090

	TOTAL COMMON STOCKS (Cost $15,151,597)	15,853,141

	SHORT TERM INVESTMENTS - 1.29%
205,371	Merrimac US Government Series Fund, 4.69% (b)	205,371
	TOTAL SHORT TERM INVESTMENTS (Cost $205,371)	205,371
	Total Investments (Cost $15,356,968) - 100.31%	16,058,512
	Liabilities in Excess of Other Assets, Net (0.31)%	(49,068)
	TOTAL NET ASSETS - 100.00%	$16,009,444

Footnotes

The following information for the Funds is presented on an income tax basis as of November 30,2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Monteagle Quality Growth Fund	15,424,158	1,134,766	(500,412)	634,354

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security
(b)	Variable rate securities, the coupon rate shown is the effective interest rate as of November 30, 2006.
(c)	Part or all of this investment is on loan.

Schedule of Investments
November 30, 2006 (Unaudited)
Monteagle Select Value Fund

Shares		Value
	COMMON STOCKS - 98.81%
	Apparel - 1.96%
2,633	Nike, Inc.	$260,535
	Banks - 7.04%
6,425	Bank of America Corp.	345,986
9,013	Bank of New York Co., Inc.	320,322
6,900	Fifth Third Bancorp	272,067
		938,375
	Biotechnology - 2.08%
3,900	Amgen, Inc. (a)	276,900
	Building Materials - 2.37%
11,000	Masco Corp.	315,590
	Chemicals - 2.37%
7,900	Dow Chemical Co.	316,079
	Computer Software & Services - 3.06%
13,900	Microsoft Corp.	407,687
	Computers - 5.59%
14,900	Dell, Inc. (a)	405,876
3,681	International Business Machines Corp.	338,358
		744,234
	Cosmetics & Toiletries - 2.68%
5,487	Colgate-Palmolive Co.	356,929
	Electronics - 1.36%
6,400	Jabil Circuit, Inc.	181,504
	Financial Services - 2.30%
6,167	Citigroup, Inc.	305,822
	Food - 0.76%
1,900	The Hershey Co.	100,643
	Food & Beverages - 5.19%
5,104	General Mills, Inc.	285,569
11,300	Sysco Corp.	405,105
		690,674
	Forest Products & Paper - 3.38%
10,294	International Paper Co.	340,731
5,200	Louisiana-Pacific Corp.	109,720
		450,451
	Healthcare - Products - 3.02%
3,400	Johnson & Johnson	224,094
4,800	Patterson Dental Co. (a)	178,128
		402,222
	Healthcare - Services - 2.26%
7,300	Aetna, Inc.	301,563
	Home Builders - 2.41%
6,200	KB Home	320,478
	Household Products - 4.09%
4,355	Avery Dennison Corp.	293,832
3,100	Fortune Brands, Inc.	250,790
		544,622
	Insurance - 2.27%
4,309	American International Group, Inc.	303,009
	Mining - 2.86%
12,234	Alcoa, Inc.	381,334
	Miscellaneous Manufacturing - 8.68%
3,356	3M Co.	273,380
7,457	General Electric Co.	263,083
5,950	Illinois Tool Works, Inc.	280,840
14,250	Leggett & Platt, Inc.	338,865
		1,156,168
	MultiMedia - 2.25%
8,537	Clear Channel Communications, Inc.	300,161
	Oil & Gas - 3.90%
1,600	ConocoPhillips	107,680
9,100	Halliburton Co.	307,034
1,900	Valero Energy Corp.	104,633
		519,347
	Pharmaceuticals - 2.66%
14,262	Bristol Myers Squibb Co.	354,125
	Retail - 7.57%
7,600	Home Depot, Inc.	288,572
4,200	Target Corp.	243,978
2,290	Walgreen Co.	92,722
8,300	Wal-Mart Stores, Inc.	382,630
		1,007,902
	Savings & Loans - 2.34%
7,140	Washington Mutual, Inc.	311,875
	Semiconductors - 7.22%
22,000	Applied Materials, Inc.	395,560
19,000	Intel Corp.	405,650
5,100	Maxim Integrated Products, Inc.	160,548
		961,758
	Telecommunications - 5.13%
12,688	AT&T, Inc.	430,250
6,900	Qualcomm, Inc.	252,471
		682,721
	Transportation - 2.01%
3,434	United Parcel Service, Inc.	267,577

	TOTAL COMMON STOCKS (Cost $11,632,494)	13,160,285

	SHORT TERM INVESTMENTS - 1.03%
137,471	Merrimac US Government Series Fund, 4.69% (b)	137,471
	TOTAL SHORT TERM INVESTMENTS (Cost $137,471)	137,471
	Total Investments (Cost $11,769,965) - 99.84%	13,297,756
	Other Assets in Excess of Liabilities, Net 0.16%	21,708
	TOTAL NET ASSETS - 100.00%	$13,319,464

Footnotes

The following information for the Funds is presented on an income tax basis as of November 30,2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Monteagle Select Value Fund	11,769,965	1,572,755	(44,964)	1,527,791

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security
(b)	Variable rate securities, the coupon rate shown is the effective interest rate as of November 30, 2006.

Schedule of Investments
November 30, 2006 (Unaudited)
Monteagle Value Fund

Shares		Value
	COMMON STOCKS - 94.68%
	Aerospace & Defense - 2.99%
15,000	Goodrich Corp.	$675,000
	Chemicals - 3.20%
14,750	E.I. du Pont de Nemours & Co.	692,217
2,016	Tronox, Inc.	29,978
		722,195
	Containers & Packaging - 4.10%
25,000	Sonoco Products Co.	924,750
	Electric - 3.60%
25,550	Duke Energy Corp.	810,446
	Electronics - 2.00%
34,400	Vishay Intertechnology, Inc. (a)	450,640
	Engineering & Construction - 2.65%
20,000	Shaw Group, Inc. (a)	597,800
	Food & Beverages - 2.93%
19,286	Supervalu, Inc.	660,738
	Healthcare - Products - 2.81%
40,000	Boston Scientific Corp. (a)	632,800
	Media - 0.07%
600	Idearc, Inc. (a)	16,524
	Mining - 8.40%
22,000	Alcoa, Inc.	685,740
25,000	Barrick Gold Corp.	786,000
9,000	Newmont Mining Corp.	422,190
		1,893,930
	Miscellaneous Manufacturing - 5.03%
30,000	Trinity Industries, Inc.	1,134,000
	MultiMedia - 5.42%
15,000	Media General, Inc.	554,250
21,000	Tribune Co.	667,800
		1,222,050
	Oil & Gas - 31.89%
7,000	Baker Hughes, Inc.	514,010
34,000	Halliburton Co.	1,147,160
15,000	Hess Corp.	754,050
14,000	Lone Star Technologies, Inc. (a)	734,440
8,000	Marathon Oil Corp.	755,040
26,450	Rowan Cos., Inc.	952,729
21,000	Tidewater, Inc.	1,161,930
15,000	Transocean, Inc. (a)	1,169,250
		7,188,609
	Pharmaceuticals - 5.17%
20,000	Pfizer, Inc.	549,800
28,000	Schering-Plough Corp.	616,280
		1,166,080
	Retail - 9.55%
13,706	Federated Department Stores, Inc.	576,886
35,000	Saks, Inc. (a)	718,200
5,000	Sears Holdings Corp. (a)	857,100
		2,152,186
	Telecommunications - 4.87%
20,000	AT&T, Inc.	678,200
12,000	Verizon Communications, Inc.	419,280
		1,097,480

	TOTAL COMMON STOCKS (Cost $14,401,287)	21,345,228

	REAL ESTATE INVESTMENT TRUSTS - 2.85%
	Real Estate - 2.85%
22,550	New Plan Excel Realty Trust, Inc.	642,450
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $397,495)	642,450

	SHORT TERM INVESTMENTS - 2.33%
524,112	Merrimac US Government Series Fund, 4.69% (b)	524,112
	TOTAL SHORT TERM INVESTMENTS (Cost $524,112)	524,112
	Total Investments (Cost $15,322,894) - 99.86%	22,511,790
	Other Assets in Excess of Liabilities, Net 0.14%	31,902
	TOTAL NET ASSETS - 100.00%	$22,543,692

Footnotes

The following information for the Funds is presented on an income tax basis as of November 30,2006:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Gain/(Loss)
Monteagle Value Fund	15,322,894	7,429,284	(240,388)	7,188,896

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security
(b)	Variable rate securities, the coupon rate shown is the effective interest rate as of November 30, 2006.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant) Monteagle Funds

By:	/s/ Carl C. Peterson
Carl C. Peterson, President

Date: January 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carl C. Peterson
Carl C. Peterson, President

Date: January 22, 2007

By:	/s/ Thomas W. Alesi
Thomas W. Alesi, Treasurer

Date: January 22, 2007